Annual Total Returns - FidelityAdvisorValueStrategiesFund-RetailPRO - FidelityAdvisorValueStrategiesFund-RetailPRO - Fidelity Advisor Value Strategies Fund - Fidelity Value Strategies Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	30.42%
Annual Return 2014	6.45%
Annual Return 2015	(2.59%)
Annual Return 2016	11.28%
Annual Return 2017	19.18%
Annual Return 2018	(17.43%)
Annual Return 2019	34.56%
Annual Return 2020	8.25%
Annual Return 2021	33.30%
Annual Return 2022	(7.37%)